Leasehold Improvements and Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 4 - Leasehold Improvements and Equipment

Leasehold improvements and equipment consisted of the following:

	2011	2010

Laboratory equipment	$2,378,122	$2,336,954
Leasehold improvements	403,971	372,943
Computer equipment	302,518	248,374
Furniture and fixtures	18,313	18,313
Office equipment	7,877	3,445
Construction in progress	149,086	86,294
	3,259,887	3,066,323
Less accumulated depreciation	2,087,599	1,763,215
	$1,172,288	$1,303,108